SIGNIFICANT ACCOUNTING POLICIES - Schedule of useful life of property and equipment (Details)	Dec. 31, 2025
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Display Airplane [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Aircraft improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	6 years
Engines [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	7 years